Employee Benefits Expense (Tables)	12 Months Ended
Oct. 31, 2025
Employee Benefits Expense [Abstract]
Schedule of Employee Benefits Expense
	Year ended October 31,		Six months ended October 31,	Year ended April 30,
	2025	2024	2023	2023
	US$	US$	US$	US$
Salaries and bonus	12,145	4,991	2,997	9,735
Pension scheme contributions (defined contribution schemes) and others	748	66	77	133
	12,893	5,057	3,074	9,868